Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2023	2022	2021
Weighted average number of ordinary shares	55,073,045	54,899,456	54,853,045
Basic earnings/(losses) per share	(0.29)	(0.01)	0.07
Diluted earnings/(losses) per share	(0.29)	(0.01)	0.07